Shareholder Report, Average Annual Return (Details) 190988_Buffalo International Fund_Institutional Class_TSR Annual {Institutional Class}	12 Months Ended	60 Months Ended	81 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Buffalo International Fund Institutional Class
Average Annual Return, Percent	9.34%	3.95%	7.10%
FTSE Global All Cap ex US Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Global All Cap ex US Index
Average Annual Return, Percent	25.86%	7.45%	8.87%
FTSE All-World ex US Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE All-World ex US Index
Average Annual Return, Percent	25.56%	7.63%	8.97%